Segment reporting	12 Months Ended
Dec. 31, 2023
Segment reporting
Segment reporting

22.      Segment reporting

22.1.   Basis for segmentation

a)       Reportable segments

The segment reporting is based on information used by the Executive Board of Directors (Board) represented by the Chief Executive Officer (CEO).

Until the middle of 2022, the Company had a single operating segment, considering the information used by the Board, as well as the financial information structure. After the acquisitions made in 2022, the Board, began monitoring operations, making decisions on resource allocation, and evaluating performance based on two reportable operating segments, CPaaS and SaaS. The Board analyzes revenue and costs within their respective segments.

The two operating segments offer different products and services and are managed separately because they require different technology and marketing strategies.

The following summary describes the operations of each reportable segment.

Reportable segments	Operations
SaaS (Software-as-a-Service)	Includes the following solutions:
	i.	Zenvia Attraction: Active multi-channel end-customer acquisition campaigns utilizing data intelligence and multi-channel automation.
	ii.	Zenvia Conversion: Converting leads into sales using multiple communication channels.
	iii.	Zenvia Service: Enabling companies to provide customer service with structured support across multiple channels.
	iv.	Zenvia Success: Protect and expand customer revenue through cross-selling and upselling.
	v.	Consulting: A Business Intelligence team that provides solutions to customer needs by using SaaS and CPaaS to enhance the end-consumer experience.
CPaaS (Communications Platform as a Service)

Includes services such as SMS, Voice, WhatsApp, Instagram and Webchat, all such applications being orchestrated and automated by chatbots, single customer view, journey designer, documents composer and authentication.

b)       Reclassification between reportable segments

In 2023, the Company revisited and reclassified the information used by the Board to reallocate amounts of amortization of intangible assets acquired in business combinations. Intangible expenses that were previously recorded in the parent entity of the acquiree aligned to the CPaaS segment were reclassified to the SaaS segment to align with the business operation of the acquiree entity. As a result of this reclassification, R$52,061 related to amortization of intangible assets were reclassified from the CPaaS segment to the SaaS segment and the previously presented financial statements have been reclassified for consistency of presentation.

22.2.   Information about reportable segments

The following table present revenue and cost of services information for the Company operations segments for the year ended December 31, 2023 and 2022, respectively:

	2023			2022 (reclassified)
	CPaaS	SaaS	Consolidated	CPaaS	SaaS	Consolidated
Revenue	512,565	295,012	807,577	496,161	260,554	756,715
Cost of services	(318,303)	(158,732)	(477,035)	(335,888)	(131,915)	(467,803)
Gross profit	194,262	136,280	330,542	160,273	128,639	288,912

Operational expenses, finance income, finance expenses, taxes and fair values gains and losses on certain financial assets and liabilities are not allocated to individual segments as these are managed on an overall group basis.

22.3.   Major customer

In December 2023, the Company had one customer representing more than 10% of consolidated revenue. For the year ended December 31, 2023, 2022 and 2021, this customer represented 10.0%, 12.5% and 13.0%, respectively, of consolidated revenue.

22.4.    Revenue geographic information

The Company’s revenue by geographic region is presented below:

	For the year ended December 31,
	2023	2022	2021
Primary geographical markets
Brazil	718,297	687,691	531,569
USA	35,013	14,336	31,701
Argentina	11,771	11,231	5,875
Mexico	12,743	14,402	11,037
Switzerland	182	631	8,118
Colombia	5,305	5,541	5,704
Peru	5,403	4,463	3,203
Chile	4,210	3,781	2,856
Others	14,653	14,639	12,261
Total	807,577	756,715	612,324